United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/2013

Date of Reporting Period: Quarter ended 03/31/2013

Item 1. Schedule of Investments

High Yield Bond Portfolio
Portfolio of Investments
March 31, 2013 (unaudited)
Principal Amount or Shares			Value
		Corporate Bonds—98.0%
		Aerospace/Defense—0.8%
$3,025,000	[1]	Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	$2,147,750
5,625,000		B/E Aerospace, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2022	5,828,906
9,675,000		TransDigm, Inc., Company Guarantee, 7.75%, 12/15/2018	10,666,687
1,725,000	[1,2]	TransDigm, Inc., Series 144A, 5.50%, 10/15/2020	1,806,938
		TOTAL	20,450,281
		Automotive—6.0%
6,025,000		Affinia Group, Inc., Company Guarantee, 9.00%, 11/30/2014	6,055,185
1,911,000	[1,2]	Affinia Group, Inc., Sr. Secd. Note, Series 144A, 10.75%, 8/15/2016	2,078,213
3,400,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 5/15/2019	3,676,250
2,000,000		American Axle & Manufacturing Holdings, Inc., 6.25%, 3/15/2021	2,060,000
4,125,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	4,290,000
6,875,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	7,631,250
6,525,000		Chrysler Group LLC, Note, Series WI, 8.25%, 6/15/2021	7,316,156
1,700,000	[1,2]	Continental Rubber of America, Sr. Unsecd. Note, Series 144A, 4.50%, 9/15/2019	1,746,750
3,950,000		Cooper-Standard Automotive, Inc., Company Guarantee, 8.50%, 5/1/2018	4,325,250
2,725,000		Delphi Corp., 5.00%, 2/15/2023	2,895,313
9,500,000		Exide Technologies, Sr. Secd. Note, 8.625%, 2/1/2018	8,205,625
1,125,000		Ford Motor Credit Co., 4.25%, 2/3/2017	1,205,451
2,450,000		Ford Motor Credit Co., 5.875%, 8/2/2021	2,809,025
2,900,000		Ford Motor Credit Co., Sr. Note, 7.00%, 4/15/2015	3,207,229
1,825,000		Ford Motor Credit Co., Sr. Note, 8.00%, 6/1/2014	1,963,831
5,150,000	[1,2]	IDQ Holdings, Inc., Sr. Secd. Note, Series 144A, 11.50%, 4/1/2017	5,690,750
9,000,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	8,955,000
1,800,000	[1,2]	Jaguar Land Rover PLC, Series 144A, 5.625%, 2/1/2023	1,878,750
8,700,000	[1,2]	Jaguar Land Rover PLC, Sr. Unsecd. Note, Series 144A, 8.125%, 5/15/2021	9,831,000
1,250,000	[1,2]	Lear Corp., Sr. Unsecd. Note, Series 144A, 4.75%, 1/15/2023	1,225,000
7,175,000	[1,2]	Pittsburgh Glass Works, LLC, Sr. Secd. Note, Series 144A, 8.50%, 4/15/2016	7,336,437
4,975,000	[1,2]	Schaeffler AG, Series 144A, 7.75%, 2/15/2017	5,627,969
8,775,000	[1,2]	Schaeffler AG, Series 144A, 8.50%, 2/15/2019	10,025,437
4,875,000	[1,2]	Stoneridge, Inc., Sr. Secd. Note, Series 144A, 9.50%, 10/15/2017	5,265,000
4,350,000		Tenneco Automotive, Inc., Company Guarantee, 6.875%, 12/15/2020	4,801,313
425,000		Tenneco Automotive, Inc., Company Guarantee, 7.75%, 8/15/2018	469,625
4,429,000		Tomkins LLC/Tomkins Inc., Term Loan—2nd Lien, 9.00%, 10/1/2018	4,954,944
5,075,000	[1,2]	Tower Automotive, Inc., Sr. Secd. Note, Series 144A, 10.625%, 9/1/2017	5,684,000
12,850,000		United Components, Inc., Company Guarantee, Series WI, 8.625%, 2/15/2019	13,364,000
		TOTAL	144,574,753
		Building Materials—3.7%
3,975,000		Anixter International, Inc., 5.625%, 5/1/2019	4,243,313
1,875,000	[1,2]	Building Materials Corp., of America, Bond, Series 144A, 6.75%, 5/1/2021	2,053,125
1,525,000	[1,2]	Building Materials Corp., of America, Sr. Note, Series 144A, 7.50%, 3/15/2020	1,673,688
600,000		HD Supply, Inc., Sr. Sub., 10.50%, 1/15/2021	626,250
4,300,000		Interline Brands, Inc., Company Guarantee, 7.50%, 11/15/2018	4,687,000
7,600,000	[1,2]	Interline Brands, Inc., Sr. Note, Series 144A, 10.00%, 11/15/2018	8,455,000
7,250,000	[1,2]	Masonite International Corp., Sr. Note, Series 144A, 8.25%, 4/15/2021	8,083,750
8,625,000		Norcraft Cos. L.P., Sr. Secd. Note, Series WI, 10.50%, 12/15/2015	9,045,469

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Building Materials—continued
$3,350,000	[1,2]	Nortek Holdings, Inc., Sr. Note, Series 144A, 8.50%, 4/15/2021	$3,726,875
3,725,000		Nortek Holdings, Inc., Sr. Unsecd. Note, Series WI, 10.00%, 12/1/2018	4,190,625
6,950,000		Nortek Holdings, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 4/15/2021	7,749,250
2,175,000		Ply Gem Industries, Inc., Series WI, 9.375%, 4/15/2017	2,403,375
8,450,000		Ply Gem Industries, Inc., Sr. Secd. Note, Series WI, 8.25%, 2/15/2018	9,242,187
3,425,000	[1,2]	RSI Home Products Incoporated, Series 144A, 6.875%, 3/1/2018	3,493,500
7,425,000	[1,2]	Rexel, Inc., Series 144A, 6.125%, 12/15/2019	7,851,937
6,400,000	[1,2]	Rexel, Inc., Sr. Note, Series 144A, 5.25%, 6/15/2020	6,512,000
5,900,000	[1,2]	Roofing Supply Group, Series 144A, 10.00%, 6/1/2020	6,696,500
		TOTAL	90,733,844
		Chemicals—2.9%
1,500,000	[1,2]	Ashland, Inc., Series 144A, 3.875%, 4/15/2018	1,524,375
1,200,000	[1,2]	Ashland, Inc., Series 144A, 4.75%, 8/15/2022	1,224,000
2,325,000		Celanese US Holdings LLC, 4.625%, 11/15/2022	2,342,438
5,750,000		Compass Minerals International, Inc., Company Guarantee, 8.00%, 6/1/2019	6,267,500
8,850,000	[1,2]	Dupont Performance Coatings, Series 144A, 7.375%, 5/1/2021	9,347,812
2,325,000		Ferro Corp., Sr. Note, 7.875%, 8/15/2018	2,435,437
850,000	[1,2]	Georgia Gulf Corp., 4.875%, 5/15/2023	868,063
1,450,000	[1,2]	Georgia Gulf Corp., Series 144A, 4.625%, 2/15/2021	1,480,813
3,200,000	[1,2]	Hexion U.S. Finance Corp., Series 144A, 6.625%, 4/15/2020	3,224,000
8,200,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	8,528,000
3,900,000		Hexion U.S. Finance Corp., Sr. Secd. Note, Series WI, 9.00%, 11/15/2020	3,724,500
3,075,000		Huntsman International LLC, Company Guarantee, Series WI, 8.625%, 3/15/2020	3,451,687
1,425,000	[1,2]	Huntsman International LLC, Sr. Unsecd. Note, Series 144A, 4.875%, 11/15/2020	1,441,031
2,550,000		Koppers Holdings, Inc., Company Guarantee, Series WI, 7.875%, 12/1/2019	2,817,750
5,175,000		Momentive Performance Materials, Inc., Series WI, 10.00%, 10/15/2020	5,200,875
1,850,000		Momentive Performance Materials, Inc., Sr. Note, Series WI, 9.00%, 1/15/2021	1,396,750
7,300,000		Omnova Solutions, Inc., Company Guarantee, 7.875%, 11/1/2018	7,811,000
4,424,000	[1,2]	Oxea Finance, Sr. Secd. Note, Series 144A, 9.50%, 7/15/2017	4,833,220
2,025,000		Rockwood Specialties Group, Inc., Sr. Unsecd. Note, 4.625%, 10/15/2020	2,083,219
1,100,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	1,383,526
		TOTAL	71,385,996
		Construction Machinery—0.7%
1,000,000		RSC Equipment Rental, Inc., Company Guarantee, Series WI, 8.25%, 2/1/2021	1,137,500
3,025,000		RSC Equipment Rental, Inc., Sr. Note, Series WI, 10.25%, 11/15/2019	3,531,688
650,000		United Rentals, Inc., Series WI, 5.75%, 7/15/2018	707,688
925,000		United Rentals, Inc., Series WI, 7.375%, 5/15/2020	1,031,375
1,175,000		United Rentals, Inc., Series WI, 7.625%, 4/15/2022	1,318,937
7,300,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	8,176,000
		TOTAL	15,903,188
		Consumer Products—3.6%
8,900,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	9,289,375
2,100,000	[1,2]	Apex Tool Group, Sr. Unsecd. Note, Series 144A, 7.00%, 2/1/2021	2,231,250
5,950,000	[1,2]	Freedom Group, Inc., Series 144A, 7.875%, 5/1/2020	6,277,250
7,525,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	8,550,281
7,350,000		Libbey Glass, Inc., Series WI, 6.875%, 5/15/2020	7,965,563
4,050,000		Prestige Brands Holdings, Inc., Company Guarantee, 8.25%, 4/1/2018	4,434,750
3,975,000		Prestige Brands Holdings, Inc., Series WI, 8.125%, 2/1/2020	4,506,656
1,639,000	[1,2]	Sealy Mattress Co., Sr. Secd. Note, Series 144A, 10.875%, 4/15/2016	1,735,308

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Consumer Products—continued
$6,800,000	[1,2]	ServiceMaster Co., Series 144A, 7.00%, 8/15/2020	$7,072,000
2,400,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	2,373,000
1,600,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	1,392,000
7,850,000		ServiceMaster Co., Sr. Unsecd. Note, 8.00%, 2/15/2020	8,458,375
300,000	[1,2]	Spectrum Brands Holdings, Inc., Sr. Note, Series 144A, 6.375%, 11/15/2020	322,875
800,000	[1,2]	Spectrum Brands Holdings, Inc., Sr. Note, Series 144A, 6.625%, 11/15/2022	870,000
350,000		Spectrum Brands Holdings, Inc., Sr. Secd. Note, 9.50%, 6/15/2018	398,125
6,550,000		Spectrum Brands, Inc., Sr. Unsecd. Note, 6.75%, 3/15/2020	7,098,562
12,850,000		Visant Corp., Company Guarantee, Series WI, 10.00%, 10/1/2017	11,789,875
2,050,000	[1,2]	Wolverine World Wide, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 10/15/2020	2,185,813
		TOTAL	86,951,058
		Energy—8.6
5,300,000	[3,4]	ATP Oil & Gas Corp., Sr. Secd. 2nd Priority Note, Series WI, 11.875%, 5/1/2015	397,500
9,200,000	[1,2]	Antero Resources Corp., 6.00%, 12/1/2020	9,660,000
2,875,000		Basic Energy Services, Inc., Company Guarantee, Series WI, 7.75%, 2/15/2019	2,954,063
2,875,000		Basic Energy Services, Inc., Series WI, 7.75%, 10/15/2022	2,975,625
4,075,000		Berry Petroleum Co., Sr. Unsecd. Note, 6.375%, 9/15/2022	4,350,062
750,000		Berry Petroleum Co., Sr. Unsecd. Note, 6.75%, 11/1/2020	813,750
3,375,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	3,619,688
6,125,000		Chaparral Energy, Inc., Company Guarantee, 9.875%, 10/1/2020	7,105,000
2,725,000		Chaparral Energy, Inc., Series WI, 7.625%, 11/15/2022	2,990,688
2,325,000		Chesapeake Energy Corp., 5.375%, 6/15/2021	2,339,531
2,675,000		Chesapeake Energy Corp., 5.75%, 3/15/2023	2,718,469
2,025,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020	2,217,375
4,375,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 8/15/2018	4,697,656
3,275,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.625%, 8/15/2020	3,594,312
4,625,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.775%, 3/15/2019	4,833,125
5,925,000	[1,2]	Chesapeake Oilfield Services Co., Sr. Note, Series 144A, 6.625%, 11/15/2019	6,132,375
1,750,000		Compagnie Generale de Geophysique Veritas, Company Guarantee, 9.50%, 5/15/2016	1,846,250
2,950,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 6.50%, 6/1/2021	3,112,250
5,825,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 7.75%, 5/15/2017	6,028,875
3,625,000		Comstock Resources, Inc., Company Guarantee, 7.75%, 4/1/2019	3,842,500
1,525,000		Comstock Resources, Inc., Sr. Secd. Note, 9.50%, 6/15/2020	1,677,500
2,275,000		Concho Resources, Inc., 5.50%, 4/1/2023	2,371,688
3,525,000		Concho Resources, Inc., Sr. Note, 7.00%, 1/15/2021	3,895,125
1,800,000		EP Energy/EP Finance, Inc., Series WI, 6.875%, 5/1/2019	1,980,000
8,450,000		EP Energy/EP Finance, Inc., Series WI, 9.375%, 5/1/2020	9,802,000
3,025,000	[1,2]	EP Energy/EP Finance, Inc., Sr. PIK Deb., Series 144A, 8.125%, 12/15/2017	3,183,812
1,800,000		Energy XXI Gulf Coast, Inc., 7.75%, 6/15/2019	1,939,500
5,150,000		Energy XXI Gulf Coast, Inc., 9.25%, 12/15/2017	5,845,250
6,150,000		Forbes Energy Services Ltd., Company Guarantee, Series WI, 9.00%, 6/15/2019	5,996,250
6,450,000	[1,2]	Forest Oil Corp., Series 144A, 7.50%, 9/15/2020	6,837,000
5,050,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	5,075,250
3,750,000	[1,2]	Halcon Resources Corp., Sr. Note, Series 144A, 8.875%, 5/15/2021	4,059,375
6,850,000	[1,2]	Halcon Resources Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 7/15/2020	7,603,500
1,500,000	[1,2]	Kodiak Oil & Gas Corp., Series 144A, 5.50%, 1/15/2021	1,573,125
3,375,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	3,636,562
6,925,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	7,669,438
2,950,000		Lone Pine Resources Canada Ltd., Series WI, 10.375%, 2/15/2017	2,669,750

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Energy—continued
$5,525,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	$5,718,375
4,850,000		Oasis Petroleum Inc., Company Guarantee, 6.50%, 11/1/2021	5,310,750
3,150,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	3,480,750
2,725,000	[1,2]	Ocean Rig Norway AS, Sr. Secd. Note, Series 144A, 6.50%, 10/1/2017	2,765,875
6,450,000		PHI, Inc., Company Guarantee, Series WI, 8.625%, 10/15/2018	7,046,625
2,600,000		Plains Exploration & Production Co., 6.75%, 2/1/2022	2,908,750
1,875,000		Plains Exploration & Production Co., Sr. Note, 6.125%, 6/15/2019	2,062,500
2,200,000	[1,2]	Range Resources Corp., Sr. Sub. Note, Series 144A, 5.00%, 3/15/2023	2,255,000
1,475,000		Sandridge Energy, Inc., Series WI, 7.50%, 2/15/2023	1,537,688
7,600,000		Sandridge Energy, Inc., Series WI, 8.125%, 10/15/2022	8,151,000
2,575,000		Sesi LLC, Series WI, 7.125%, 12/15/2021	2,893,656
1,525,000		Sesi LLC, Sr. Note, Series WI, 6.375%, 5/1/2019	1,647,000
11,000,000		W&T Offshore, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 6/15/2019	12,017,500
		TOTAL	209,839,688
		Entertainment—1.0%
5,775,000		Cedar Fair LP, Company Guarantee, 9.125%, 8/1/2018	6,496,875
1,075,000	[1,2]	Cedar Fair LP, Sr. Unsecd. Note, Series 144A, 5.25%, 3/15/2021	1,072,313
6,675,000		Cinemark USA, Inc., Company Guarantee, 8.625%, 6/15/2019	7,400,906
800,000		Cinemark USA, Inc., Company Guarantee, Series WI, 7.375%, 6/15/2021	898,000
975,000	[1,2]	Cinemark USA, Inc., Series 144A, 5.125%, 12/15/2022	984,750
2,475,000	[1,3,4,5]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
625,000		Regal Cinemas, Inc., 5.75%, 2/1/2025	615,625
1,700,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	1,893,375
6,050,000	[1,2]	Six Flags Entertainment Corp., Sr. Note, Series 144A, 5.25%, 1/15/2021	6,072,687
		TOTAL	25,434,531
		Environmental—0.2%
5,025,000	[1,2]	ADS Waste Escrow, Sr. Unsecd. Note, Series 144A, 8.25%, 10/1/2020	5,439,563
		Financial Institutions—4.6%
5,850,000		Ally Financial, Inc., Company Guarantee, 7.50%, 9/15/2020	7,158,937
2,555,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	3,244,850
3,550,000		Ally Financial, Inc., Company Guarantee, 8.00%, 3/15/2020	4,428,625
10,500,000		Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	11,681,250
5,550,000		Ally Financial, Inc., Company Guarantee, Series WI, 6.25%, 12/1/2017	6,229,925
2,775,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.50%, 2/15/2017	3,016,009
1,825,000		CIT Group, Inc., 5.00%, 5/15/2017	1,966,437
9,625,000		CIT Group, Inc., 5.25%, 3/15/2018	10,443,125
725,000		CIT Group, Inc., 5.375%, 5/15/2020	799,313
1,850,000	[1,2]	CIT Group, Inc., Series 144A, 4.75%, 2/15/2015	1,942,500
5,125,000	[1,2]	CIT Group, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	5,868,125
2,075,000		CIT Group, Inc., Sr. Note, 4.25%, 8/15/2017	2,178,750
5,050,000		International Lease Finance Corp., 4.625%, 4/15/2021	5,046,844
5,050,000		International Lease Finance Corp., 5.875%, 8/15/2022	5,456,384
2,325,000		International Lease Finance Corp., Sr. Unsecd. Note, 6.25%, 5/15/2019	2,557,500
1,100,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.25%, 12/15/2020	1,350,250
4,300,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.625%, 9/15/2015	4,907,375
12,225,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.75%, 3/15/2017	14,440,781
3,400,000	[1,2]	Neuberger Berman, Inc., Series 144A, 5.875%, 3/15/2022	3,612,500
2,825,000	[1,2]	Neuberger Berman, Inc., Sr. Note, Series 144A, 5.625%, 3/15/2020	2,973,312

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institutions—continued
$10,575,000	[1,2]	Nuveen Investments, Sr. Unsecd. Note, Series 144A, 9.50%, 10/15/2020	$11,103,750
		TOTAL	110,406,542
		Food & Beverage—5.1%
6,175,000	[1,2]	Aramark Corp., Sr. Unsecd. Note, Series 144A, 5.75%, 3/15/2020	6,344,812
2,027,000		B&G Foods, Inc., Sr. Note, 7.625%, 1/15/2018	2,173,958
6,650,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	7,398,125
5,475,000		Dean Foods Co., Sr. Note, Series WI, 9.75%, 12/15/2018	6,364,688
15,175,000		Del Monte Foods Co., Sr. Unsecd. Note, 7.625%, 2/15/2019	15,819,937
14,800,000	[1,2]	H.J. Heinz Co., 4.25%, 10/15/2020	14,837,000
13,750,000		Michael Foods, Inc., Company Guarantee, Series WI, 9.75%, 7/15/2018	15,365,625
9,200,000	[1,2]	Michael Foods, Inc., Series 144A, 8.50%, 7/15/2018	9,522,000
3,775,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 8.25%, 9/1/2017	4,074,641
5,104,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 9.25%, 4/1/2015	5,129,520
3,300,000	[1,2]	Shearer's Foods, Inc., Sr. Secd. Note, Series 144A, 9.00%, 11/1/2019	3,630,000
6,525,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	7,128,562
2,825,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	3,287,594
21,325,000	[1,2]	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 8.50%, 6/30/2019	22,737,781
		TOTAL	123,814,243
		Gaming—3.0%
6,600,000	[1,2]	Affinity Gaming LLC, Sr. Unsecd. Note, Series 144A, 9.00%, 5/15/2018	7,078,500
5,991,000		American Casino & Entertainment, Sr. Secd. Note, 11.00%, 6/15/2014	6,084,609
2,925,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, Series WI, 7.50%, 4/15/2021	3,221,156
1,650,000		Caesars Entertainment, Inc., Series WI, 8.50%, 2/15/2020	1,634,531
2,975,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	2,856,000
7,925,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	8,469,844
6,025,000		MGM Mirage, Inc., 7.75%, 3/15/2022	6,717,875
5,800,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	6,452,500
2,800,000		MGM Mirage, Inc., Sr. Unsecd. Note, 8.625%, 2/1/2019	3,276,000
2,500,000	[1,2]	MGM Mirage, Inc., Sr. Unsecd. Note, Series 144A, 6.75%, 10/1/2020	2,656,250
775,000		Penn National Gaming, Inc., Sr. Sub., 8.75%, 8/15/2019	879,625
5,875,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	6,447,813
5,385,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	5,446,012
2,550,000	[1,2]	Seminole Tribe of Florida, Note, Series 144A, 7.75%, 10/1/2017	2,766,750
4,675,000	[1,2]	Station Casinos, Inc., Sr. Note, Series 144A, 7.50%, 3/1/2021	4,826,938
4,600,000	[1,2]	Sugarhouse HSP Gaming Finance Corp., Sr. Secd. Note, Series 144A, 8.625%, 4/15/2016	4,945,000
		TOTAL	73,759,403
		Health Care—9.8%
7,375,000	[1,2]	Biomet, Inc., Series 144A, 6.50%, 10/1/2020	7,619,297
9,150,000	[1,2]	Biomet, Inc., Sr. Note, Series 144A, 6.50%, 8/1/2020	9,744,750
8,025,000	[1,2]	CDRT Holding Corporation, Sr. Unsecd. Note, Series 144A, 9.25%, 10/1/2017	8,366,062
4,000,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	4,060,000
8,800,000		DJO Finance LLC, Company Guarantee, Series WI, 7.75%, 4/15/2018	9,020,000
1,825,000		DJO Finance LLC, Company Guarantee, Series WI, 9.75%, 10/15/2017	1,911,688
2,000,000		DJO Finance LLC, Series WI, 8.75%, 3/15/2018	2,240,000
5,650,000		DJO Finance LLC, Series WI, 9.875%, 4/15/2018	6,229,125
5,550,000		DaVita HealthCare Partners, Inc., 5.75%, 8/15/2022	5,792,813
11,350,000		Emergency Medical Services Corp., Company Guarantee, Series WI, 8.125%, 6/1/2019	12,513,375
7,725,000		Grifols, Inc., Sr. Note, Series WI, 8.25%, 2/1/2018	8,536,125
11,725,000		HCA Holdings, Inc, Sr. Unsecd. Note, Series WI, 7.75%, 5/15/2021	13,088,031

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Health Care—continued
$4,000,000		HCA, Inc., Revolver—1st Lien, 5.875%, 3/15/2022	$4,320,000
2,300,000		HCA, Inc., Series 1, 5.875%, 5/1/2023	2,397,750
2,925,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	2,998,125
9,500,000		HCA, Inc., Sr. Secd. Note, 6.50%, 2/15/2020	10,740,937
22,375,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	25,787,187
3,900,000		Hologic, Inc., 6.25%, 8/1/2020	4,168,125
10,050,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	10,629,885
4,475,000	[1,2]	Jaguar Holding Co., Series 144A, 9.375%, 10/15/2017	4,827,406
7,775,000	[1,2]	Jaguar Holding Co., Sr. Note, 9.50%, 12/1/2019	8,960,687
11,550,000	[1,2]	Multiplan, Inc., Company Guarantee, Series 144A, 9.875%, 9/1/2018	12,892,687
6,575,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	7,314,688
1,925,000	[1,2]	Physiotherapy, Inc., Series 144A, 11.875%, 5/1/2019	1,862,438
3,650,000	[1,2]	Tenet Healthcare Corp., Sr. Secd. Note, Series 144A, 4.50%, 4/1/2021	3,586,125
6,025,000		United Surgical Partners International, Inc., Series WI, 9.00%, 4/1/2020	6,853,438
3,250,000	[1,2]	Universal Hospital Service Holdco, Inc., Series 144A, 7.625%, 8/15/2020	3,510,000
4,475,000		Universal Hospital Service Holdco, Inc., Series WI, 7.625%, 8/15/2020	4,838,594
13,125,000	[1,2]	VWR Funding, Inc., Series 144A, 7.25%, 9/15/2017	13,961,719
12,075,000		Vanguard Health Holdings II, Company Guarantee, 8.00%, 2/1/2018	12,920,250
5,000,000	[1,2]	Wolverine Healthcare, Sr. Note, Series 144A, 10.625%, 6/1/2020	5,725,000
		TOTAL	237,416,307
		Industrial - Other—3.5%
1,600,000	[1,2]	Amsted Industries, Inc., Sr. Note, Series 144A, 8.125%, 3/15/2018	1,728,000
6,275,000	[1,2]	Belden CDT, Inc., Series 144A, 5.50%, 9/1/2022	6,463,250
4,250,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	4,595,312
5,600,000		Dynacast International LLC, Series WI, 9.25%, 7/15/2019	6,160,000
5,275,000	[1,2]	General Cable Corp., Sr. Unsecd. Note, Series 144A, 5.75%, 10/1/2022	5,406,875
4,375,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	4,681,250
2,225,000	[1,2]	Hillman Group, Inc., Series 144A, 10.875%, 6/1/2018	2,458,625
5,675,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	5,958,750
4,150,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, Series 144A, 7.75%, 2/1/2015	4,108,500
1,575,000	[1,2]	MMI International Ltd., Series 144A, 8.00%, 3/1/2017	1,622,250
2,100,000		Mastec, Inc., 4.875%, 3/15/2023	2,084,250
4,175,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, Series 144A, 12.25%, 4/15/2015	4,394,188
1,500,000	[1,2]	Milacron LLC, Series 144A, 7.75%, 2/15/2021	1,558,125
2,450,000	[1,2]	Milacron LLC, Series 144A, 8.375%, 5/15/2019	2,719,500
3,550,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	3,709,750
3,200,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	3,656,000
4,400,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	4,548,500
6,700,000		Rexnord, Inc., Company Guarantee, 8.50%, 5/1/2018	7,378,375
6,900,000		The Hillman Group, Inc., Sr. Unsecd. Note, 10.875%, 6/1/2018	7,624,500
666,000		Thermon Industries, Inc., Sr. Secd. Note, Series WI, 9.50%, 5/1/2017	742,590
2,600,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	2,691,000
		TOTAL	84,289,590
		Lodging—0.2%
1,175,000		Choice Hotels International, Inc., 5.75%, 7/1/2022	1,310,125
2,475,000		Royal Caribbean Cruises Ltd., Sr. Note, 5.25%, 11/15/2022	2,518,313
		TOTAL	3,828,438
		Media - Cable—1.7%
2,675,000	[1,2]	Cequel Communications Holdings, Series 144A, 6.375%, 9/15/2020	2,788,688

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Media - Cable—continued
$2,500,000		Charter Communications Holdings II, 5.125%, 2/15/2023	$2,437,500
2,175,000		Charter Communications Holdings II, 6.625%, 1/31/2022	2,343,563
1,275,000		Charter Communications Holdings II, 7.375%, 6/1/2020	1,420,031
4,000,000		Charter Communications Holdings II, Company Guarantee, 7.25%, 10/30/2017	4,325,000
1,325,000		Charter Communications Holdings II, Company Guarantee, Series WI, 7.875%, 4/30/2018	1,412,781
800,000		Charter Communications Holdings II, Company Guarantee, Series WI, 8.125%, 4/30/2020	898,000
5,000,000	[1,2]	Charter Communications Holdings II, Series 144A, 5.75%, 9/1/2023	5,037,500
3,525,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	3,815,812
1,525,000		DISH DBS Corporation, Series WI, 4.625%, 7/15/2017	1,589,813
9,075,000		DISH DBS Corporation, Series WI, 5.875%, 7/15/2022	9,562,781
500,000	[1,2]	LYNX I Corporation, Series 144A, 5.375%, 4/15/2021	522,500
1,525,000	[1,2]	LYNX II Corporation, Series 144A, 6.375%, 4/15/2023	1,605,062
4,200,000		Virgin Media, Inc., Sr. Unsecd. Note, 4.875%, 2/15/2022	4,273,500
		TOTAL	42,032,531
		Media - Non-Cable—6.5%
3,575,000		AMC Networks, Inc., Series WI, 7.75%, 7/15/2021	4,066,563
3,125,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 12/15/2022	3,125,000
11,625,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	10,912,969
2,250,000	[1,2]	Clear Channel Communications, Inc., Series 144A, 11.25%, 3/1/2021	2,317,500
6,250,000	[1,2]	Clear Channel Worldwide, 6.50%, 11/15/2022	6,625,000
1,150,000		Clear Channel Worldwide, 7.625%, 3/15/2020	1,194,563
2,350,000	[1,2]	Clear Channel Worldwide, Series 144A, 6.50%, 11/15/2022	2,461,625
8,650,000		Clear Channel Worldwide, Series B, 7.625%, 3/15/2020	9,071,687
11,425,000		Crown Media Holdings, Inc., Company Guarantee, 10.50%, 7/15/2019	12,938,812
7,475,000		Cumulus Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/1/2019	7,717,937
7,025,000		Entercom Radio LLC, Sr. Sub. Note, Series WI, 10.50%, 12/1/2019	8,113,875
4,661,000		Entravision Communications Corp., Sr. Secd. Note, 8.75%, 8/1/2017	5,068,837
5,700,000	[1,2]	Intelsat (Luxembourg) S.A., Sr. Unsecd. Note, Series 144A, 7.75%, 6/1/2021	5,814,000
5,725,000	[1,2]	Intelsat (Luxembourg) S.A., Sr. Unsecd. Note, Series 144A, 8.125%, 6/1/2023	5,839,500
2,500,000		Intelsat Jackson Holdings S.A., 7.25%, 10/15/2020	2,756,250
5,300,000		Intelsat Jackson Holdings S.A., Company Guarantee, 8.50%, 11/1/2019	5,955,875
2,750,000	[1,2]	Intelsat Jackson Holdings S.A., Series 144A, 6.625%, 12/15/2022	2,921,875
1,625,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.25%, 4/1/2019	1,783,438
2,350,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.50%, 4/1/2021	2,626,125
2,550,000		Lamar Media Corp., Company Guarantee, 7.875%, 4/15/2018	2,789,063
3,750,000		Lamar Media Corp., Series WI, 5.00%, 5/1/2023	3,768,750
1,350,000		Lamar Media Corp., Series WI, 5.875%, 2/1/2022	1,468,125
1,475,000		Nexstar Broadcasting Group, Inc., Sr. Secd. Note, Series WI, 8.875%, 4/15/2017	1,629,875
2,125,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 7.75%, 10/15/2018	2,369,375
5,150,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 4.50%, 10/1/2020	5,169,312
9,675,000		SSI Investments II Ltd., Company Guarantee, 11.125%, 6/1/2018	10,787,625
4,425,000	[1,2]	Sirius XM Radio Inc., Series 144A, 5.25%, 8/15/2022	4,546,688
3,150,000	[1,2]	Sirius XM Radio Inc., Sr. Note, Series 144A, 8.75%, 4/1/2015	3,520,125
8,650,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	8,996,000
6,250,000	[1,2]	Townsquare Radio LLC, Series 144A, 9.00%, 4/1/2019	6,859,375
4,350,000	[1,2]	XM Satellite Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 11/1/2018	4,823,062
		TOTAL	158,038,806
		Metals & Mining—0.1%
1,825,000	[3,4,5]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	183

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Metals & Mining—continued
$2,325,000	[3,4,5]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	$0
1,275,000		PVR Partners, L.P., Sr. Note, 8.375%, 6/1/2020	1,345,125
850,000	[1,2]	Steel Dynamics, Inc., Sr. Note, Series 144A, 5.25%, 4/15/2023	863,812
		TOTAL	2,209,120
		Packaging—4.4%
10,825,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	12,042,812
2,375,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.00%, 11/15/2020	2,446,250
2,125,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, 9.125%, 10/15/2020	2,353,438
2,900,000		Berry Plastics Corp., Sr. Secd. Note, 9.50%, 5/15/2018	3,251,625
3,325,000		Bway Holding Co., Company Guarantee, Series WI, 10.00%, 6/15/2018	3,740,625
5,775,000	[1,2]	Bway Holding Co., Series 144A, 9.50%, 11/1/2017	6,244,219
1,000,000		Crown Americas, LLC, Company Guarantee, 6.25%, 2/1/2021	1,097,500
1,675,000	[1,2]	Crown Americas, LLC, Series 144A, 4.50%, 1/15/2023	1,633,125
3,575,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	4,182,750
6,600,000	[1,2]	Packaging Dynamics Corp., Sr. Secd. Note, Series 144A, 8.75%, 2/1/2016	6,921,750
1,000,000		Reynolds Group, Series WI, 7.875%, 8/15/2019	1,107,500
11,500,000		Reynolds Group, Series WI, 8.25%, 2/15/2021	11,888,125
4,500,000		Reynolds Group, Series WI, 8.50%, 5/15/2018	4,753,125
5,975,000		Reynolds Group, Series WI, 9.00%, 4/15/2019	6,348,437
10,150,000		Reynolds Group, Series WI, 9.875%, 8/15/2019	11,152,312
1,850,000		Reynolds Group, Sr. Secd. Note, Series WI, 7.125%, 4/15/2019	1,995,688
1,675,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	1,599,625
9,275,000		Reynolds GRP ISS/Reynold, Series WI, 5.75%, 10/15/2020	9,472,094
11,875,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 8.375%, 9/15/2021	13,656,250
		TOTAL	105,887,250
		Paper—0.5%
1,725,000		Clearwater Paper Corp., Company Guarantee, 7.125%, 11/1/2018	1,884,563
2,150,000	[1,2]	Clearwater Paper Corp., Sr. Note, Series 144A, 4.50%, 2/1/2023	2,117,750
850,000		Graphic Packaging International Corp., Company Guarantee, 9.50%, 6/15/2017	905,250
1,800,000		Graphic Packaging International Corp., Sr. Note, 7.875%, 10/1/2018	1,993,500
4,045,000	[1,2]	Longview Fibre Co., Sr. Secd. Note, Series 144A, 8.00%, 6/1/2016	4,247,250
		TOTAL	11,148,313
		Restaurants—1.3%
12,540,000		DineEquity Inc., Company Guarantee, Series WI, 9.50%, 10/30/2018	14,358,300
9,125,000		NPC International/OPER CO A&B, Inc., Series WI, 10.50%, 1/15/2020	10,676,250
7,200,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, Series 144A, 2.780%, 3/15/2014	7,191,000
		TOTAL	32,225,550
		Retailers—4.8%
6,475,000	[1,2]	Academy Finance Corp., Series 144A, 8.00%, 6/15/2018	6,734,000
7,000,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	7,927,500
2,100,000	[1,2]	Claire's Stores, Inc., Series 144A, 6.125%, 3/15/2020	2,163,000
3,600,000		Express, LLC, Company Guarantee, 8.75%, 3/1/2018	3,942,000
5,700,000		Gymboree Corp., Sr. Unsecd. Note, 9.125%, 12/1/2018	5,393,625
6,900,000	[1,2]	Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	7,279,500
12,725,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	13,361,250
3,700,000		Limited Brands, Inc., Company Guarantee, 8.50%, 6/15/2019	4,560,250
775,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	825,375
10,900,000		Michaels Stores, Inc., Company Guarantee, 7.75%, 11/1/2018	11,962,750
9,050,000	[1,2]	PETCO Animal Supplies, Inc., Series 144A, 8.50%, 10/15/2017	9,378,062

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Retailers—continued
$9,175,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	$10,161,312
3,325,000	[1,2]	Party City Holdings, Inc., Sr. Note, Series 144A, 8.875%, 8/1/2020	3,665,813
1,525,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.125%, 4/15/2017	1,579,717
725,000		Sally Beauty Holdings, Inc., 5.75%, 6/1/2022	760,344
6,175,000		Sally Hldgs. LLC/Sally Cap Inc., Series WI, 6.875%, 11/15/2019	6,869,687
11,350,000		The Yankee Candle Co., Inc., Sr. Sub. Note, Series B, 9.75%, 2/15/2017	11,804,113
2,225,000	[1,2]	United Auto Group, Inc., Series 144A, 5.75%, 10/1/2022	2,330,688
5,550,000		YCC Holdings LLC, Sr. Unsecd. Note, 10.25%, 2/15/2016	5,751,188
		TOTAL	116,450,174
		Services—1.2%
4,925,000	[1,2]	Carlson Wagonlit Travel, Sr. Secd. Note, Series 144A, 6.875%, 6/15/2019	5,158,938
8,300,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 3/15/2017	8,984,750
5,675,000		Monitronics International, Inc., Series WI, 9.125%, 4/1/2020	6,029,687
4,150,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, Series 144A, 9.50%, 12/15/2019	4,648,000
2,425,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	2,534,125
2,000,000		West Corp., Company Guarantee, 7.875%, 1/15/2019	2,140,000
		TOTAL	29,495,500
		Technology—13.7%
7,550,000	[1,2]	Advanced Micro Devices, Inc., Series 144A, 7.50%, 8/15/2022	6,889,375
3,825,000	[1]	Allen Systems Group, Inc., Sr. Secd. 2nd Priority Note, Series 144A, 10.50%, 11/15/2016	2,467,125
5,000,000		Aspect Software, Inc., Sr. Note, Series WI, 10.625%, 5/15/2017	5,050,000
2,931,000		CDW LLC/ CDW Finance, Company Guarantee, 12.535%, 10/12/2017	3,161,816
13,875,000		CDW LLC/ CDW Finance, Sr. Unsecd. Note, Series WI, 8.50%, 4/1/2019	15,557,344
10,000,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 8.25%, 1/15/2019	10,900,000
8,150,000		CoreLogic, Inc., Sr. Unsecd. Note, Series WI, 7.25%, 6/1/2021	9,046,500
12,675,000	[1,2]	DataTel, Inc., Series 144A, 9.75%, 1/15/2019	14,196,000
9,000,000		Emdeon, Inc., 11.00%, 12/31/2019	10,417,500
11,875,000		Epicor Software Corp., 8.625%, 5/1/2019	12,914,062
3,100,000	[1,2]	First Data Corp., Series 144A, 11.25%, 1/15/2021	3,239,500
1,750,000	[1,2]	First Data Corp., Series 144A, 7.375%, 6/15/2019	1,870,313
8,900,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	9,300,500
17,175,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	18,248,437
2,500,000	[1,2]	Flextronics International Ltd., Series 144A, 4.625%, 2/15/2020	2,537,500
2,500,000	[1,2]	Flextronics International Ltd., Series 144A, 5.00%, 2/15/2023	2,506,250
4,325,000		Freescale Semiconductor, Inc., Company Guarantee, 10.75%, 8/1/2020	4,930,500
6,225,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 9.25%, 4/15/2018	6,863,062
5,075,000	[1,2]	IAC Interactive Corp., Series 144A, 4.75%, 12/15/2022	4,986,188
6,925,000		IGATE Capital Corp., Sr. Unsecd. Note, Series WI, 9.00%, 5/1/2016	7,574,219
7,575,000	[1,2]	Igloo Holdings Corp., Sr. Note, Series 144A, 8.25%, 12/15/2017	7,859,062
6,425,000		Interactive Data Corp., Company Guarantee, 10.25%, 8/1/2018	7,340,562
850,000		Iron Mountain, Inc., 5.75%, 8/15/2024	853,188
4,350,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	4,855,688
9,450,000		Kemet Corp., Sr. Note, 10.50%, 5/1/2018	9,898,875
4,900,000		Lawson Software Inc., Series WI, 9.375%, 4/1/2019	5,579,875
16,350,000		Lawson Software, Inc., Series WI, 11.50%, 7/15/2018	19,293,000
9,350,000		Lender Processing Services, 5.75%, 4/15/2023	9,794,125
6,575,000		MagnaChip Semiconductor S.A., Sr. Note, Series WI, 10.50%, 4/15/2018	7,364,000
5,475,000	[1,2]	Mmodal, Inc., Series 144A, 10.75%, 8/15/2020	4,790,625
3,375,000	[1,2]	NCR Corp., Series 144A, 4.625%, 2/15/2021	3,375,000

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Technology—continued
$3,375,000	[1,2]	NCR Corp., Series 144A, 5.00%, 7/15/2022	$3,400,313
1,625,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 2/15/2021	1,694,062
1,350,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 3/15/2023	1,380,375
9,025,000	[1,2]	Nuance Communications, Inc., 5.375%, 8/15/2020	9,182,937
3,509,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	3,579,180
2,600,000		Seagate Technology HDD Holdings, Company Guarantee, 7.75%, 12/15/2018	2,863,250
5,600,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	6,356,000
1,875,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, 6.875%, 5/1/2020	2,025,000
1,550,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, Series WI, 7.00%, 11/1/2021	1,689,500
8,500,000	[1,2]	Solera Holdings, Inc., Company Guarantee, Series 144A, 6.75%, 6/15/2018	9,158,750
8,775,000		Spansion, Inc., Sr. Unsecd. Note, Series WI, 7.875%, 11/15/2017	9,301,500
2,275,000		Stream Global Services, Inc., Sr. Secd. Note, 11.25%, 10/1/2014	2,366,000
6,450,000	[1,2]	SunGard Data Systems, Inc., Series 144A, 6.625%, 11/1/2019	6,691,875
1,850,000		SunGard Data Systems, Inc., Sr. Unsecd. Note, 7.625%, 11/15/2020	2,014,188
12,100,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	13,340,250
2,475,000		Trans Union LLC, Company Guarantee, Series 144A, 11.375%, 6/15/2018	2,858,625
4,650,000	[1,2]	TransUnion Holding Co., Inc., Series 144A, 8.125%, 6/15/2018	4,987,125
8,125,000		TransUnion Holding Co., Inc., Sr. Unsecd. Note, Series WI, 9.625%, 6/15/2018	8,876,562
6,000,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, Series 144A, 7.875%, 5/1/2019	6,300,000
		TOTAL	331,725,683
		Textile—0.1%
1,350,000		Phillips Van Heusen Corp., Sr. Note, 4.50%, 12/15/2022	1,339,875
		Transportation—0.4%
1,700,000		HDTFS, Inc., Series WI, 6.25%, 10/15/2022	1,853,000
3,600,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	3,946,500
1,300,000		Hertz Corp., Company Guarantee, 7.50%, 10/15/2018	1,441,375
1,850,000		Hertz Corp., Series WI, 5.875%, 10/15/2020	1,961,000
1,425,000		Stena AB, Sr. Note, 7.00%, 12/1/2016	1,425,891
		TOTAL	10,627,766
		Utility - Electric—1.6%
6,683,000	[1,2]	Calpine Corp., Sr. Secd. Note, Series 144A, 7.50%, 2/15/2021	7,368,007
2,775,000	[1,2]	Energy Future Intermediate Holding Company LLC, Series 144A, 6.875%, 8/15/2017	2,934,563
4,575,000	[1,2]	Energy Future Intermediate Holding Company LLC, Sr. Secd. 2nd Priority Note, Series 144A, 11.75%, 3/1/2022	5,284,125
3,525,000		Energy Future Intermediate Holding Company LLC, Sr. Secd. Note, 10.00%, 12/1/2020	4,014,094
748,045	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	659,765
1,675,000		NRG Energy, Inc., Company Guarantee, 8.25%, 9/1/2020	1,899,031
9,425,000		NRG Energy, Inc., Company Guarantee, Series WI, 7.625%, 1/15/2018	10,768,062
1,775,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	1,983,563
1,700,000	[1,2]	NRG Energy, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 3/15/2023	1,810,500
1,650,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 7.625%, 5/15/2019	1,790,250
		TOTAL	38,511,960
		Utility - Natural Gas—3.4
6,700,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	6,624,625
3,800,000		Chesapeake Midstream Partners LP, Sr. Unsecd. Note, Series WI, 6.125%, 7/15/2022	4,094,500
4,725,000		Copano Energy LLC, Company Guarantee, 7.125%, 4/1/2021	5,481,000
4,450,000		Crosstex Energy, Inc., Company Guarantee, 8.875%, 2/15/2018	4,839,375
6,275,000		El Paso Corp., Sr. Unsecd. Note, 6.50%, 9/15/2020	6,967,735
1,575,000		El Paso Corp., Sr. Unsecd. Note, 7.25%, 6/1/2018	1,815,767
13,225,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	15,307,937

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Utility - Natural Gas—continued
$3,000,000	[1,2]	Holly Energy Partners LP, Series 144A, 6.50%, 3/1/2020	$3,202,500
3,025,000	[1,2]	Inergy Midstream LP, Sr. Unsecd. Note, Series 144A, 6.00%, 12/15/2020	3,161,125
4,400,000		MarkWest Energy Partners LP, 5.50%, 2/15/2023	4,631,000
3,525,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 4.50%, 7/15/2023	3,454,500
1,600,000		Regency Energy Partners LP, 5.50%, 4/15/2023	1,720,000
731,000		Regency Energy Partners LP, Company Guarantee, 9.375%, 6/1/2016	778,515
4,275,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	4,681,125
2,025,000	[1,2]	Sabine Pass LNG LP, Series 144A, 5.625%, 2/1/2021	2,103,469
2,975,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	3,019,625
5,615,000		Suburban Propane Partners LP, Series WI, 7.375%, 8/1/2021	6,218,613
1,525,000		Targa Resources, Inc., 6.875%, 2/1/2021	1,677,500
1,675,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 5.875%, 10/1/2020	1,775,500
		TOTAL	81,554,411
		Wireless Communications—3.7%
7,250,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	7,231,875
1,175,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	1,318,938
2,825,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	3,015,688
1,100,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 7.00%, 2/15/2020	1,160,500
12,000,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	12,780,000
6,450,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	6,764,437
5,500,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	6,036,250
3,550,000	[1,2]	MetroPCS Wireless, Inc., Sr. Note, Series 144A, 6.625%, 4/1/2023	3,634,312
11,375,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	11,687,812
17,350,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	19,128,375
7,300,000	[1,2]	Sprint Capital Corp., Gtd. Note, Series 144A, 9.00%, 11/15/2018	9,042,875
3,425,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	3,998,687
2,850,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	2,942,625
		TOTAL	88,742,374
		Wireline Communications—0.9%
2,275,000	[1,2]	Level 3 Financing, Inc., Series 144A, 7.00%, 6/1/2020	2,391,594
3,075,000	[1,2]	Level 3 Financing, Inc., Series 144A, 8.875%, 6/1/2019	3,370,969
4,350,000		Level 3 Financing, Inc., Series WI, 8.625%, 7/15/2020	4,866,562
5,175,000		Level 3 Financing, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 7/1/2019	5,718,375
1,725,000		TW Telecom, Inc., Series WI, 5.375%, 10/1/2022	1,806,937
4,250,000		Windstream Corp., Company Guarantee, 8.125%, 9/1/2018	4,675,000
		TOTAL	22,829,437
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,238,702,896)	2,377,046,175
		COMMON STOCKS—0.1%
		Automotive—0.1%
51,301	[3]	General Motors Co.	1,427,194
12,879	[3]	Motors Liquidation Co.	347,733
		TOTAL	1,774,927
		Media - Non-Cable—0.0%
5,200,000	[3]	Idearc, Inc., Company Guarantee (Litigation Trust Interests)	6,500
		Metals & Mining—0.0%
576	[1,3,5]	Royal Oak Ventures, Inc.	0

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Other—0.0%
171	[1,3,5]	CVC Claims Litigation LLC	$0
		TOTAL COMMON STOCKS (IDENTIFIED COST $6,401,373)	1,781,427
		PREFERRED STOCK—0.1%
		Finance - Commercial—0.1%
4,300	[1,2]	Ally Financial, Inc., Pfd., Series 144A, Annual Dividend 7.000% (IDENTIFIED COST $1,352,990)	4,252,700
		WARRANTS—0.1%
		Automotive—0.1%
46,637	[3]	General Motors Co., Warrants, Expiration Date, 7/10/2016	863,251
46,637	[3]	General Motors Co., Warrants, Expiration Date, 7/10/2019	549,850
		TOTAL WARRANTS (IDENTIFIED COST $5,137,860)	1,413,101
		MUTUAL FUND—1.7%
42,183,169	[6,7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.12% (AT NET ASSET VALUE)	42,183,169
		TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $2,293,778,288)[8]	2,426,676,572
		OTHER ASSETS AND LIABILITIES - NET—(0.0)%[9]	(879,164)
		TOTAL NET ASSETS—100%	$2,425,797,408
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2013, these restricted securities amounted to $922,094,832, which represented 38.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2013, these liquid restricted securities amounted to $916,820,192, which represented 37.8% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at March 31, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
Allen Systems Group, Inc., Sr. Secd. 2nd Priority Note, Series 144A, 10.50%, 11/15/2016	11/12/2010 - 2/28/2012	$3,947,469	$2,467,125
Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	10/19/2007 - 2/8/2011	$2,685,067	$2,147,750
CVC Claims Litigation LLC	3/26/1997 - 5/20/1998	$1,676,091	$0
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005 - 5/27/2009	$682,990	$659,765
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006 - 1/2/2008	$2,334,293	$0
Royal Oak Mines, Inc.	2/24/1999	$6,392	$0
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Affiliated holding.
7	7-day net yield.
8	At March 31, 2013, the cost of investments for federal tax purposes was $2,293,953,067. The net unrealized appreciation of investments for federal tax purposes was $132,723,505. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $160,985,303 and net unrealized depreciation from investments for those securities having an excess of cost over value of $28,261,798.
9	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2013.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable time (for example, within five business days after a new security is delivered to the Fund), the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$2,377,045,992	$183	$2,377,046,175
Equity Securities:
Common Stock
Domestic	1,774,927	—	6,500	1,781,427
International	—	—	0	0
Preferred Stock
Domestic	—	4,252,700	—	4,252,700
Warrants	1,413,101	—	—	1,413,101
Mutual Fund	42,183,169	—	—	42,183,169
TOTAL SECURITIES	$45,371,197	$2,381,298,692	$6,683	$2,426,676,572
The following acronym is used throughout this portfolio:
PIK	—Payment in Kind

Federated Inflation-Protected Securities Core Fund
Portfolio of Investments
March 31, 2013 (unaudited)
Principal Amount			Value
		U.S. Treasury—99.1%
$3,057,060		U.S. Treasury Inflation-Protected Bond, 0.750%, 2/15/2042	$3,198,001
1,683,135		U.S. Treasury Inflation-Protected Bond, 1.750%, 1/15/2028	2,025,038
5,220,540		U.S. Treasury Inflation-Protected Bond, 2.000%, 1/15/2026	6,800,008
1,012,054		U.S. Treasury Inflation-Protected Bond, 2.125%, 2/15/2040	1,428,123
5,741,285		U.S. Treasury Inflation-Protected Bond, 2.375%, 1/15/2025	7,712,048
6,259,020		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2016	6,650,331
2,027,540		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2017	2,187,367
2,493,900		U.S. Treasury Inflation-Protected Note, 0.125%, 1/15/2023	2,692,535
1,806,267		U.S. Treasury Inflation-Protected Note, 0.500%, 4/15/2015	1,897,551
2,298,667		U.S. Treasury Inflation-Protected Note, 0.625%, 7/15/2021	2,631,436
2,105,200		U.S. Treasury Inflation-Protected Note, 1.125%, 1/15/2021	2,483,396
2,006,058		U.S. Treasury Inflation-Protected Note, 1.250%, 7/15/2020	2,397,710
1,388,127		U.S. Treasury Inflation-Protected Note, 1.375%, 7/15/2018	1,626,440
1,078,400		U.S. Treasury Inflation-Protected Note, 1.875%, 7/15/2019	1,320,872
4,361,560		U.S. Treasury Inflation-Protected Note, 2.000%, 1/15/2014	4,505,497
2,443,100	[1]	U.S. Treasury Inflation-Protected Note, 2.000%, 7/15/2014	2,585,749
5,898,585		U.S. Treasury Inflation-Protected Note, 2.125%, 1/15/2019	7,198,117
7,254,060		U.S. Treasury Inflation-Protected Note, 2.375%, 1/15/2017	9,229,233
7,981,120		U.S. Treasury Inflation-Protected Note, 2.500%, 7/15/2016	9,235,964
6,508,203		U.S. Treasury Inflation-Protected Note, 2.625%, 7/15/2017	7,592,861
		TOTAL U.S. TREASURY (IDENTIFIED COST $77,766,599)	85,398,277
		Repurchase Agreement—0.6%
494,000		Interest in $2,950,000,000 joint repurchase agreement 0.20%, dated 3/28/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,950,065,556 on 4/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/20/2040 and the market value of those underlying securities was $3,019,778,792. (AT COST)	494,000
		TOTAL INVESTMENTS—99.7% (IDENTIFIED COST $78,260,599)[2]	85,892,277
		OTHER ASSETS AND LIABILITIES - NET—0.3%[3]	250,385
		TOTAL NET ASSETS—100%	$86,142,662
At March 31, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
4U.S. Treasury Bond 30 Year Short Futures	120	$17,336,250	June 2013	$(344,332)
The average notional value of short futures contracts held by the Fund throughout the period was $18,114,063. This is based on the contracts held as of each month-end throughout the three month period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
2	At March 31, 2013, the cost of investments for federal tax purposes was $78,260,599. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $7,631,678. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,705,024 and net unrealized depreciation from investments for those securities having an excess of cost over value of $73,346.
3	Assets, other than investments in securities, less liabilities.
4	Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2013.
1

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “ Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable time (for example, within five business days after a new security is delivered to the Fund), the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
2

The following is a summary of the inputs used, as of March 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$—	$85,398,277	$—	$85,398,277
Repurchase Agreement	—	494,000	—	494,000
TOTAL SECURITIES	$—	$85,892,277	$—	$85,892,277
OTHER FINANCIAL INSTRUMENTS*	$(344,332)	$—	$—	$(344,332)
*	Other financial instruments include futures contracts.
3
Federated Mortgage Core Portfolio
Portfolio of Investments
March 31, 2013 (unaudited)
Principal Amount			Value
		Collateralized Mortgage Obligations—9.3%
		Non-Agency Mortgage-Backed Securities—9.3%
$1,933,460		Chase Mortgage Finance Corp. 2004-S3, Class 1A1, 5.000%, 3/25/2034	$1,931,698
3,372,182		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	3,381,171
6,003,966		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	5,768,782
26,953,631	[1,2]	Credit Suisse Commercial Mortgage Trust, Class A1, 2.130%, 2/25/2043	26,785,278
2,094,145		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	1,841,845
19,004,438	[1,2]	Credit Suisse Mortgage Capital Certificate 2012-CIM2, Class A1, 3.000%, 6/25/2042	19,329,507
5,332,681		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	5,103,139
2,248,373		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 5.247%, 8/25/2035	2,076,438
3,815,494		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	3,855,808
10,183,412		Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	10,329,498
14,262,226		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	14,560,340
24,057,599		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	23,975,055
24,835,196		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	24,678,049
35,192,990		Sequoia Mortgage Trust 2013-2, Class A1, 1.874%, 2/25/2043	34,791,533
12,150,000	[1]	Springleaf Mortgage Loan Trust 2012-3A, Class M1, 2.660%, 12/25/2059	12,169,376
8,409,790		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	8,077,041
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $199,168,167)	198,654,558
		Mortgage-Backed Securities—85.6%
		Federal Home Loan Mortgage Corporation—21.0%
56,585,476		3.500%, 8/1/2025 - 7/1/2042	59,897,560
47,796,416		4.000%, 2/1/2020 - 12/1/2040	50,774,710
152,413,817		4.500%, 6/1/2019 - 8/1/2041	163,434,412
100,716,389		5.000%, 7/1/2019 - 5/1/2041	108,466,460
48,476,887		5.500%, 3/1/2021 - 5/1/2040	52,620,241
3,534,361		6.000%, 5/1/2014 - 9/1/2037	3,872,548
5,736,951		6.500%, 7/1/2014 - 4/1/2038	6,402,472
1,100,730		7.000%, 10/1/2020 - 9/1/2037	1,294,659
323,831		7.500%, 8/1/2029 - 5/1/2031	377,715
362,039		8.000%, 3/1/2030 - 3/1/2031	426,368
8,862		8.500%, 9/1/2025	10,511
408		9.500%, 4/1/2021	444
		TOTAL	447,578,100
		Federal National Mortgage Association—50.9%
44,808,805	[3]	2.500%, 8/1/2027 - 4/1/2028	46,529,270
221,459,680	[3]	3.000%, 6/1/2027 - 2/25/2043	231,577,150
191,540,094	[3]	3.500%, 11/1/2025 - 4/1/2043	202,587,693
251,253,089		4.000%, 7/1/2025 - 12/1/2042	271,131,756
169,738,392		4.500%, 12/1/2019 - 2/1/2042	184,174,681
52,465,146		5.000%, 5/1/2023 - 10/1/2041	56,986,420
41,834,058		5.500%, 9/1/2014 - 4/1/2041	45,877,839
25,744,206		6.000%, 12/1/2013 - 9/1/2039	28,396,691
8,924,599		6.500%, 8/1/2014 - 10/1/2038	10,013,321
4,415,326		7.000%, 3/1/2015 - 6/1/2037	5,069,948
469,898		7.500%, 4/1/2015 - 6/1/2033	548,367
94,309		8.000%, 7/1/2023 - 3/1/2031	111,343
1

Principal Amount			Value
		Mortgage-Backed Securities—continued
		Federal National Mortgage Association—continued
$4,127		9.000%, 11/1/2021 - 6/1/2025	$4,632
		TOTAL	1,083,009,111
		Government National Mortgage Association—13.7%
15,000,000	[3]	3.000%, 1/20/2043 - 2/15/2043	15,678,053
92,770,821	[3]	3.500%, 11/20/2041 - 4/15/2043	99,628,039
39,207,189		4.000%, 7/20/2040 - 10/20/2041	42,610,121
50,887,764		4.500%, 10/15/2039 - 9/20/2041	55,765,459
54,871,856		5.000%, 1/15/2039 - 7/15/2040	60,345,001
8,754,250		5.500%, 12/15/2038 - 2/15/2039	9,592,835
4,945,107		6.000%, 10/15/2028 - 3/15/2040	5,579,305
463,633		6.500%, 10/15/2028 - 2/15/2032	534,143
742,952		7.000%, 11/15/2027 - 12/15/2031	864,476
383,894		7.500%, 4/15/2029 - 1/15/2031	454,386
370,945		8.000%, 1/15/2022 - 11/15/2030	437,542
42,347		8.500%, 3/15/2022 - 9/15/2029	49,209
1,570		9.500%, 10/15/2020	1,755
35,837		12.000%, 4/15/2015 - 6/15/2015	38,095
		TOTAL	291,578,419
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,775,892,725)	1,822,165,630
		COMMERCIAL MORTGAGE-BACKED SECURITY—1.4%
		Agency Commercial Mortgage-Backed Security—1.4%
30,000,000		FNMA REMIC 2013-M1 ASQ2, 1.074%, 11/25/2016 (IDENTIFIED COST $30,299,990)	30,264,750
		Repurchase Agreements—13.9%
96,022,000	[4,5]	Interest in $210,698,000 joint repurchase agreement 0.14%, dated 3/12/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $210,722,581 on 4/11/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2042 and the market value of those underlying securities was $215,447,310.	96,022,000
104,369,000	[4,5]	Interest in $500,000,000 joint repurchase agreement 0.14%, dated 3/19/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $500,058,333 on 4/18/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/15/2042 and the market value of those underlying securities was $510,019,833.	104,369,000
88,268,000	[4]	Interest in $2,950,000,000 joint repurchase agreement 0.20%, dated 3/28/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,950,065,556 on 4/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/20/2040 and the market value of those underlying securities was $3,019,778,792.	88,268,000
8,256,000	[5]	Interest in $15,102,000 joint repurchase agreement 0.12%, dated 3/14/2013 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $15,103,661 on 4/16/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2041 and the market value of those underlying securities was $15,404,811.	8,256,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	296,915,000
		TOTAL INVESTMENTS—110.2% (IDENTIFIED COST $2,302,275,882)[6]	2,347,999,938
		OTHER ASSETS AND LIABILITIES - NET—(10.2)%[7]	(218,082,182)
		TOTAL NET ASSETS—100%	$2,129,917,756
At March 31, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
8U.S. Treasury Bond 30-Year Short Futures	120	$17,336,250	June 2013	$(343,395)
8U.S. Treasury Note 10-Year Short Futures	500	$65,992,188	June 2013	$(848,782)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(1,192,177)
2

The average notional value of short futures contracts held by the Fund throughout the period was $78,900,782. This is based on the contracts held as of each month-end throughout the three month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2013, these restricted securities amounted to $58,284,161, which represented 2.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2013, these liquid restricted securities amounted to $46,114,785, which represented 2.2% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at March 31, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
Springleaf Mortgage Loan Trust 2012-3A, Class M1, 2.660%, 12/25/2059	10/18/2012	$12,144,992	$12,169,376
3	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
4	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	At March 31, 2013, the cost of investments for federal tax purposes was $2,302,275,882. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $45,724,056. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $50,682,357 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,958,301.
7	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions as of March 31, 2013.
8	Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable time (for example, within five business days after a new security is delivered to the Fund), the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
3

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Collateralized Mortgage Obligations	$—	$198,654,558	$—	$198,654,558
Mortgage-Backed Securities	—	1,822,165,630	—	1,822,165,630
Commercial Mortgage-Backed Security		30,264,750		30,264,750
Repurchase Agreements	—	296,915,000	—	296,915,000
TOTAL SECURITIES	$—	$2,347,999,938	$—	$2,347,999,938
OTHER FINANCIAL INSTRUMENTS*	$(1,192,177)	$—	$—	$(1,192,177)
*	Other financial instruments include futures contracts.
The following acronym is used throughout this portfolio:
REMIC	—Real Estate Mortgage Investment Conduit
4

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date May 23, 2013

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 22, 2013